Schedule of Investments PIMCO Municipal Income Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 186.0% ¤

MUNICIPAL BONDS & NOTES 185.9%

ALABAMA 6.5%

Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$3,000	$3,529
5.000% due 09/01/2036 (d)	3,000	3,518
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	15,000	13,760
6.500% due 10/01/2053	750	888
		21,695

ALASKA 1.0%

Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(a)	900	45
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	3,280	3,341
		3,386

ARIZONA 0.7%

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000
5.000% due 06/01/2035	1,500	1,536
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	783
		2,319

ARKANSAS 0.9%

Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (b)	5,500	2,965

CALIFORNIA 19.1%

Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	3,033
5.000% due 10/01/2042	3,255	3,434
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	11,517
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,303
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
6.125% due 06/01/2038	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,000	2,022
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,594
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,140	1,259
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	3,200	3,202
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,900	1,994
5.500% due 03/01/2040	500	515
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,310	2,349
6.750% due 02/01/2038	8,485	8,633
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,076
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	300	322
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	3,000	3,022
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	1,405	1,784
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,000	2,503
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	500	545
Orange County, California Airport Revenue Bonds, Series 2009
5.250% due 07/01/2039	5,000	5,046
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,737

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2019 (Unaudited)

Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025 (b)	2,000	1,407
		63,298

COLORADO 4.9%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	1,500	1,618
Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048 (d)	10,000	10,490
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,015	1,073
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	450	469
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	729
Regional Transportation District, Colorado Certificates of Participation Bonds, Series 2010
5.375% due 06/01/2031	400	416
University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,509
		16,304

CONNECTICUT 2.4%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,255
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,667
		7,922

DISTRICT OF COLUMBIA 1.4%

District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
6.750% due 08/01/2037	2,000	2,000
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	2,500	2,500
		4,500

FLORIDA 6.4%

Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	155	160
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,069
4.000% due 07/01/2046	1,000	1,067
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
5.000% due 10/01/2043 (d)	12,000	14,152
Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	2,000	2,298
Tampa, Florida Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,605
		21,351

GEORGIA 5.1%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,200	3,240
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	2,000	2,038
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	2,000	2,234
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	9,323
		16,835
HAWAII 0.5%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018
4.000% due 07/01/2042	1,485	1,578

ILLINOIS 14.1%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,080
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,000	3,471
Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,919
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,591
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,374
5.500% due 01/01/2034	2,300	2,522
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,356

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2019 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2009
7.125% due 11/15/2037	400	403
Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	3,000	3,086
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	1,250	636
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	2,500	2,743
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,055
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	7,000	7,770
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	6,500	2,197
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	2,500	564
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	3,500	4,040
		46,807

INDIANA 0.7%

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	1,042
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,130	1,225
		2,267

IOWA 1.0%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	532	7
5.400% due 11/15/2046 ^	2,794	2,980
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	300	301
		3,288

KANSAS 1.3%

Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	1,000	1,026
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(a)	779	175
University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	3,085	3,226
		4,427

KENTUCKY 0.3%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,055

LOUISIANA 3.6%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	4,000	4,226
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	798
6.500% due 11/01/2035	400	427
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,204
Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	3,750	4,215
		11,870

MARYLAND 0.7%

Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,500	1,573
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	650	702
		2,275

MASSACHUSETTS 4.3%

Commonwealth of Massachusettes General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (d)	4,000	4,334
Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,075
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	750	801
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (b)(f)	103	27
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,300	2,415
5.000% due 01/01/2047	1,000	1,109

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2019 (Unaudited)

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (d)	2,500	2,982
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,500	1,505
		14,248

MICHIGAN 5.0%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,231
5.000% due 12/01/2031 (d)	1,200	1,428
5.000% due 12/01/2046 (d)	2,400	2,730
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	2,000	2,118
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	5,000	5,207
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,500	1,500
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	15,000	433
		16,647

MINNESOTA 0.9%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,500	1,597
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	1,500	1,515
		3,112

MISSOURI 1.0%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,000	3,159
Lee's Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	90	90
		3,249

NEBRASKA 0.9%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	2,400	2,934

NEVADA 1.6%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	4,200	4,420
Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	10,500	870
		5,290

NEW JERSEY 12.9%

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,699
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	18,493
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	500	549
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,251
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	1,500	850
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.250% due 06/15/2043	1,000	1,116
New Jersey Turnpike Authority Revenue Bonds, Series 2019
4.000% due 01/01/2048	3,000	3,187
5.000% due 01/01/2048	1,500	1,756
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	250	277
Tobacco Settlement Financing Corp, New Jersey Revenue Bonds, Series 2018
5.250% due 06/01/2046	2,000	2,221
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,000	1,183
5.000% due 06/01/2046	7,500	7,971
		42,553

NEW MEXICO 2.3%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,043

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2019 (Unaudited)

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2009
5.000% due 08/01/2039	6,400	6,473
		7,516

NEW YORK 27.2%

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	15,500	16,428
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,277
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	1,137	186
6.700% due 01/01/2049	3,150	3,175
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	4,000	4,279
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (d)	9,000	9,665
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	3,000	3,020
New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	750	902
5.000% due 04/01/2045 (d)	4,800	5,631
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	3,947
New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035	10,000	12,845
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	8,079
5.000% due 11/15/2044	10,000	10,694
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,067
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	3,500	3,675
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	3,000	3,194
		90,064

OHIO 10.1%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	1,044
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	955	912
5.875% due 06/01/2047	11,600	11,341
6.500% due 06/01/2047	9,280	9,301
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	4,000	4,180
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,000	1,060
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,444
		33,282
OKLAHOMA 0.5%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	1,500	1,719

OREGON 0.8%

Oregon Health & Science University Revenue Bonds, Series 2009
5.750% due 07/01/2039	2,000	2,020
Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	600	602
		2,622
PENNSYLVANIA 8.8%

Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2047	2,500	2,574
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2009
5.250% due 06/01/2039	5,000	5,030
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	1,100	1,123
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	350	361
6.000% due 07/01/2043	500	527
Pennsylvania State University Revenue Bonds, Series 2018
5.000% due 09/01/2043 (d)	5,000	5,944
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	2,000	2,048
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	4,250	4,972
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,392
5.625% due 07/01/2042	1,000	1,071

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2019 (Unaudited)

		29,042

PUERTO RICO 2.8%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	7,255	1,570
4.750% due 07/01/2053	2,380	2,263
5.000% due 07/01/2058	4,105	4,066
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
0.000% due 08/01/2042 (b)	1,400	1,228
		9,127

RHODE ISLAND 0.7%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,267
5.000% due 06/01/2050	1,000	1,019
		2,286

SOUTH CAROLINA 2.7%

South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	2,200	2,301
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,429
5.500% due 12/01/2053	1,100	1,207
		8,937

TENNESSEE 4.2%

Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,518
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	5,000	5,658
Tennessee Energy Acquisition Corp., Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,779
		13,955

TEXAS 15.2%

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,061
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,200	1,214
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	5,956
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	323
4.000% due 08/15/2035 (d)	800	860
4.000% due 08/15/2036 (d)	600	641
4.000% due 08/15/2037 (d)	900	957
4.000% due 08/15/2040 (d)	900	938
North Texas Tollway Authority Revenue Bonds, Series 2009
5.250% due 01/01/2044	3,000	3,007
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	2,883
5.500% due 09/01/2041	600	655
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,570
5.000% due 01/01/2048	1,250	1,422
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	267
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	6,400	6,629
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	563
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
6.630% due 08/01/2039 (e)	1,000	1,021
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	3,500	3,969
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,040	7,018
Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (d)	3,200	3,294
Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (d)	4,000	4,353
Uptown Development Authority, Texas Tax Allocation Bonds, Series 2009
5.500% due 09/01/2029	1,000	1,016

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2019 (Unaudited)

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	545
		50,162

U.S. VIRGIN ISLANDS 0.6%

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	2,000	1,920

UTAH 3.8%

Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	8,245
Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	4,000	4,246
		12,491

VIRGINIA 1.5%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,005
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,850	4,118
		5,123

WASHINGTON 2.1%

Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2041 (d)	3,600	3,845
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	700	711
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	2,000	2,263
		6,819

WEST VIRGINIA 0.8%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,040
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	1,500	1,597
		2,637

WISCONSIN 4.6%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	3,022
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	3,165
7.000% due 07/01/2048	750	836
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,600
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	2,000	2,074
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2044	3,000	3,483
		15,180
Total Municipal Bonds & Notes (Cost $572,947)		615,057

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (g) 0.1%
		452
Total Short-Term Instruments (Cost $452)		452
Total Investments in Securities (Cost $573,399)		615,509
Total Investments 186.0% (Cost $573,399)		$615,509
Auction Rate Preferred Shares (50.4)%		(166,700)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (7.1)%		(23,452)
Other Assets and Liabilities, net (28.5)%		(94,427)
Net Assets Applicable to Common Shareholders 100.0%		$330,930

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

(a)	Security is not accruing income as of the date of this report.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2019.

(f)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$4	$27	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$452	U.S. Treasury Notes 2.625% due 07/15/2021	$(461)	$452	$452
Total Repurchase Agreements						$(461)	$452	$452

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$21,695	$0	$21,695
Alaska	0	3,386	0	3,386
Arizona	0	2,319	0	2,319
Arkansas	0	2,965	0	2,965
California	0	63,298	0	63,298
Colorado	0	16,304	0	16,304
Connecticut	0	7,922	0	7,922
District of Columbia	0	4,500	0	4,500
Florida	0	21,351	0	21,351
Georgia	0	16,835	0	16,835
Hawaii	0	1,578	0	1,578
Illinois	0	46,807	0	46,807
Indiana	0	2,267	0	2,267
Iowa	0	3,288	0	3,288
Kansas	0	4,427	0	4,427
Kentucky	0	1,055	0	1,055
Louisiana	0	11,870	0	11,870
Maryland	0	2,275	0	2,275
Massachusetts	0	14,248	0	14,248
Michigan	0	16,647	0	16,647
Minnesota	0	3,112	0	3,112
Missouri	0	3,249	0	3,249
Nebraska	0	2,934	0	2,934
Nevada	0	5,290	0	5,290
New Jersey	0	42,553	0	42,553
New Mexico	0	7,516	0	7,516
New York	0	90,064	0	90,064
Ohio	0	33,282	0	33,282
Oklahoma	0	1,719	0	1,719
Oregon	0	2,622	0	2,622
Pennsylvania	0	29,042	0	29,042
Puerto Rico	0	9,127	0	9,127

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2019 (Unaudited)

Rhode Island	0	2,286	0	2,286
South Carolina	0	8,937	0	8,937
Tennessee	0	13,955	0	13,955
Texas	0	50,162	0	50,162
U.S. Virgin Islands	0	1,920	0	1,920
Utah	0	12,491	0	12,491
Virginia	0	5,123	0	5,123
Washington	0	6,819	0	6,819
West Virginia	0	2,637	0	2,637
Wisconsin	0	15,180	0	15,180
Short-Term Instruments
Repurchase Agreements	0	452	0	452

Total Investments	$0	$615,509	$0	$615,509

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration

Other Abbreviations:
TBA	To-Be-Announced